Long-term debt - Change in Outstanding Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Long-term Debt
Balance at January 1	$ 963,456	$ 914,015
Amortization of transaction costs	1,989	2,276
Foreign exchange	(52,822)	78,726
Balance at December 31	1,243,397	963,456
Revolving credit facility
Disclosure of Long-term Debt
Issuance of senior unsecured notes and term loan	225,902
Senior unsecured notes 2025
Disclosure of Long-term Debt
Repayment of senior unsecured notes and term loan	(399,467)	$ (31,561)
Senior unsecured notes 2030
Disclosure of Long-term Debt
Repayment of senior unsecured notes and term loan	(34,896)
Senior unsecured notes 2033
Disclosure of Long-term Debt
Issuance of senior unsecured notes and term loan	562,968
Repayment of senior unsecured notes and term loan	(23,733)
Term loan
Disclosure of Long-term Debt
Issuance of senior unsecured notes and term loan	445,392
Repayment of senior unsecured notes and term loan	$ (445,392)